Income Tax - Summary of Current Income Tax Assets (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income tax [Abstract]
Tax advances	$ 385	$ 59,772,878
TOTAL	$ 385	$ 59,772,878